BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2021 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
COMMON STOCKS—97.6%
Austria—0.4%
ams AG*	39,994	$786,292
Bermuda—1.5%
Everest Re Group Ltd.	10,678	2,775,853
Canada—0.8%
Cenovus Energy, Inc.	106,733	866,728
West Fraser Timber Co., Ltd.	8,537	656,926
		1,523,654
China—0.5%
Angang Steel Co., Ltd.	1,504,000	991,445
Finland—1.8%
Metso Outotec Oyj	132,287	1,568,066
Nordea Bank Abp	152,948	1,661,549
		3,229,615
France—10.0%
Airbus Group SE*	16,931	2,224,505
Capgemini SA	14,504	2,711,816
Cie de Saint-Gobain	41,644	2,795,439
Cie Generale des Etablissements Michelin SCA	5,953	909,851
Eiffage SA	19,207	2,119,307
Imerys SA	27,082	1,414,335
Klepierre SA	47,966	1,393,042
Sanofi	29,560	3,162,730
TOTAL SE	39,437	1,839,376
		18,570,401
Germany—6.2%
Brenntag SE	10,270	964,498
Deutsche Post AG	40,814	2,772,346
Deutsche Telekom AG	90,382	1,881,049
HeidelbergCement AG	21,527	1,967,542
Rheinmetall AG	22,099	2,305,334
Siemens AG	9,844	1,615,775
		11,506,544
Hong Kong—0.6%
Topsports International Holdings Ltd.	715,000	1,106,618
Ireland—1.0%
CRH PLC	37,026	1,930,762
Japan—12.1%
Asahi Group Holdings Ltd.	34,700	1,677,382
Fuji Corp.	42,200	1,065,913
Fuji Electric Co., Ltd.	24,200	1,135,932
Hitachi Ltd.	37,500	1,975,844
Honda Motor Co., Ltd.	83,500	2,609,508
Komatsu Ltd.	66,700	2,010,699
Mitsubishi Gas Chemical Co., Inc.	63,200	1,485,153
Nihon Unisys Ltd.	29,800	878,722
Resona Holdings, Inc.	222,400	956,728
Sony Group Corp.	26,900	2,674,845
Sumitomo Heavy Industries Ltd.	29,500	926,573
Sumitomo Mitsui Financial Group, Inc.	55,000	2,010,835
Tosoh Corp.	45,000	800,119
Yamaha Motor Co., Ltd.	72,200	2,119,484
		22,327,737
Macao—0.5%
Wynn Macau Ltd.*	561,600	972,609
Netherlands—4.8%
Aalberts NV	17,078	972,139
ING Groep NV	161,109	2,254,420
NXP Semiconductors NV	4,933	1,042,935
Signify NV	24,515	1,516,221
Stellantis NV	153,405	3,001,215
		8,786,930
Norway—0.5%
Norsk Hydro ASA	132,148	856,169
Singapore—1.5%
DBS Group Holdings Ltd.	51,000	1,171,807
United Overseas Bank Ltd.	80,700	1,602,383
		2,774,190
South Korea—3.8%
KB Financial Group, Inc.	49,096	2,515,471
POSCO	3,144	1,005,572
Samsung Electronics Co., Ltd.	15,591	1,119,126
SK Hynix, Inc.	7,070	792,696
SK Telecom Co., Ltd.	5,837	1,664,978
		7,097,843
Sweden—3.1%
Loomis AB	47,756	1,532,029
Svenska Handelsbanken AB, Class A	155,996	1,783,700
Volvo AB, Class B	92,999	2,451,001
		5,766,730
Switzerland—3.5%
Glencore PLC*	517,468	2,353,976
Novartis AG	27,993	2,472,922
STMicroelectronics NV	42,588	1,589,153
		6,416,051
Taiwan—0.5%
Wiwynn Corp.	30,000	982,226
United Kingdom—3.8%
Entain PLC*	54,612	1,276,914
IMI PLC	55,250	1,300,986
Inchcape PLC	103,172	1,143,655
Melrose Industries PLC	544,936	1,331,909
Persimmon PLC*	27,999	1,251,894
WH Smith PLC*	29,609	725,213
		7,030,571
United States—40.7%
Allstate Corp., (The)	9,786	1,336,866
Anthem, Inc.	6,420	2,556,572
Applied Materials, Inc.	8,854	1,223,003
AutoZone, Inc.*	1,189	1,672,447
Bank of America Corp.	36,796	1,559,782
Carter's, Inc.	13,416	1,371,652
Charles Schwab Corp., (The)	16,470	1,216,310
Charter Communications, Inc., Class A*(a)	3,221	2,237,081
Cigna Corp.	11,061	2,863,140
Cisco Systems, Inc.	47,346	2,504,603
Citigroup, Inc.	28,861	2,271,649
Concentrix Corp.*	13,655	2,085,392
Corteva, Inc.	16,580	754,390
CVS Health Corp.	28,576	2,470,109
Diamondback Energy, Inc.	24,310	1,946,502
DuPont de Nemours, Inc.	37,300	3,155,207
Eagle Materials, Inc.	6,258	918,424
Eaton Corp., PLC	8,854	1,286,044
Fifth Third Bancorp	37,196	1,567,439
FMC Corp.	10,225	1,193,155
Goldman Sachs Group, Inc., (The)	7,387	2,748,112
HollyFrontier Corp.	39,622	1,286,526
Huntington Bancshares, Inc.	90,301	1,432,174
ITT, Inc.(a)	7,671	720,307
JPMorgan Chase & Co.	12,907	2,119,846
KeyCorp	109,475	2,522,304
LKQ Corp.*	47,766	2,434,155
Marathon Petroleum Corp.	27,664	1,709,635
MasTec, Inc.*(a)	6,349	738,579
McKesson Corp.(a)	11,253	2,164,965
Medtronic PLC	5,884	744,856
Merck & Co., Inc.	16,718	1,268,729
Micron Technology, Inc.*	22,024	1,853,099
Nexstar Media Group, Inc., Class A	9,881	1,501,023
Oracle Corp.	11,051	870,156
Owens Corning	23,363	2,491,664
Pioneer Natural Resources Co.(a)	7,457	1,134,881
Schlumberger Ltd.	31,213	977,903
Science Applications International Corp.	23,858	2,143,880
Sensata Technologies Holding PLC*	29,386	1,746,410
Synchrony Financial(a)	39,996	1,896,210
TE Connectivity Ltd.	9,586	1,300,629
Textron, Inc.	19,528	1,337,082
Valvoline, Inc.	61,823	2,040,159
		75,373,051
TOTAL COMMON STOCKS
(Cost $129,586,438)		180,805,291
PREFERRED STOCKS—1.3%
Germany—0.9%
Volkswagen AG 2.156%	5,620	1,547,183
South Korea—0.4%
Samsung Electronics Co., Ltd. 4.146%	11,978	774,923
TOTAL PREFERRED STOCKS
(Cost $1,770,230)		2,322,106

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—3.5%
Mount Vernon Liquid Assets Portfolio, LLC, 0.09%(b)	6,554,039	6,554,039
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
(Cost $6,554,039)		6,554,039
SHORT-TERM INVESTMENTS—1.1%
U.S. Bank Money Market Deposit Account, 0.01%(b)	2,025,860	2,025,860
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,025,860)		2,025,860
TOTAL INVESTMENTS—103.5%
(Cost $139,936,567)		191,707,296
LIABILITIES IN EXCESS OF OTHER ASSETS—(3.5)%		(6,508,198)
NET ASSETS—100.0%		$185,199,098

PLC	Public Limited Company
*	Non-income producing.
(a)	All or a portion of the security is on loan. At May 31, 2021, the market value of securities on loan was $6,406,107.
(b)	The rate shown is as of May 31, 2021.

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS GLOBAL EQUITY FUND
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2021 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Global Equity Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2021, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Austria	$786,292	$-	$786,292.00	$-	$-
Bermuda	2,775,853	2,775,853	-	-	-
Canada	1,523,654	1,523,654	-	-	-
China	991,445	-	991,445	-	-
Finland	3,229,615	-	3,229,615	-	-
France	18,570,401	-	18,570,401	-	-
Germany	11,506,544	-	11,506,544	-	-
Hong Kong	1,106,618	-	1,106,618	-	-
Ireland	1,930,762	-	1,930,762	-	-
Japan	22,327,737	-	22,327,737	-	-
Macao	972,609	-	972,609	-	-
Netherlands	8,786,930	1,042,935	7,743,995	-	-
Norway	856,169	-	856,169	-	-
Singapore	2,774,190	-	2,774,190	-	-
South Korea	7,097,843	-	7,097,843	-	-
Sweden	5,766,730	1,532,029	4,234,701	-	-
Switzerland	6,416,051	-	6,416,051	-	-
Taiwan	982,226	-	982,226	-	-
United Kingdom	7,030,571	-	7,030,571	-	-
United States	75,373,051	75,373,051	-	-	-
Preferred Stock
Germany	1,547,183	-	1,547,183	-	-
South Korea	774,923	-	774,923	-	-
Investments Purchased with Proceeds from Securities Lending Collateral	6,554,039	-	-	-	6,554,039
Short-Term Investments	2,025,860	2,025,860	-	-	-
Total Assets	$191,707,296	$84,273,382	$100,879,875	$-	$6,554,039

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy to the amounts presented in the Portfolio of Investments

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s  investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2021, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.